SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund

December 31, 2022 (Unaudited)

Principal Amount		Value

Corporate Bonds — 59.44%
Basic Materials — 2.32%
$ 500,000	Albemarle Corp., 4.65%, 6/1/27	$488,909
200,000	Celanese US Holdings LLC, 5.90%, 7/5/24	199,894
350,000	DuPont de Nemours, Inc., (LIBOR USD 3-Month + 1.110%), 5.72%, 11/15/23(a)	349,641
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(b)	88,414
100,000	Nutrien Ltd., 5.90%, 11/7/24	101,244
100,000	Nutrien Ltd., 5.95%, 11/7/25	102,210

		1,330,312

Communications — 2.15%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	296,381
250,000	Rogers Communications, Inc., 2.95%, 3/15/25(b)	238,408
500,000	Videotron Ltd., 5.38%, 6/15/24(b)	496,236
196,000	Walt Disney Co. (The), 7.75%, 1/20/24	200,921

		1,231,946

Consumer, Cyclical — 5.09%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(b)	190,251
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	344,223
175,000	Brunswick Corp., 0.85%, 8/18/24	161,709
275,000	Daimler Trucks Finance North America LLC, (SOFR RATE + 1.000%), 4.66%, 4/5/24(a),(b)	273,872
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	477,608
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	160,194
150,000	General Motors Financial Co., Inc., 4.15%, 6/19/23	149,231
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 5.24%, 2/26/27(a)	247,030
260,000	Volkswagen Group of America Finance LLC, 0.88%, 11/22/23(b)	249,645
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(b)	242,033
250,000	Volkswagen Group of America Finance LLC, 4.25%, 11/13/23(b)	247,220
180,000	Warnermedia Holdings, Inc., 3.43%, 3/15/24(b)	174,701

		2,917,717

Consumer, Non-cyclical — 7.62%
200,000	Baxter International, Inc., 1.92%, 2/1/27	177,615
182,000	Becton Dickinson and Co., 3.36%, 6/6/24	177,553
275,000	Conagra Brands, Inc., 0.50%, 8/11/23	267,040
250,000	EMD Finance LLC, 3.25%, 3/19/25(b)	240,052
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24(b)	476,524
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25(b)	553,326
225,000	Global Payments, Inc., 1.50%, 11/15/24	209,359
525,000	GSK Consumer Healthcare Capital UK Plc, 3.13%, 3/24/25	499,986
350,000	HCA, Inc., 5.38%, 2/1/25	349,623
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(b)	227,837
175,000	Humana, Inc., 0.65%, 8/3/23	170,656

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27(b)	$174,993
400,000	JDE Peet’s NV, 0.80%, 9/24/24(b)	365,736
275,000	PerkinElmer, Inc., 0.85%, 9/15/24	255,084
240,000	Zimmer Biomet Holdings, Inc., 1.45%, 11/22/24	223,361

		4,368,745

Energy — 3.92%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	89,627
400,000	Continental Resources, Inc., 2.27%, 11/15/26(b)	346,889
225,000	Enbridge, Inc., 0.55%, 10/4/23	217,494
500,000	Enbridge, Inc., 2.50%, 1/15/25	473,085
250,000	Energy Transfer LP, 4.50%, 4/15/24	246,531
70,000	EQT Corp., 5.68%, 10/1/25	69,873
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	196,772
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	110,294
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	245,417
250,000	ONEOK Partners LP, 5.00%, 9/15/23	249,175

		2,245,157

Financial — 22.23%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	297,140
200,000	American Tower Corp., REIT, 3.50%, 1/31/23	199,774
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	498,925
250,000	Athene Global Funding, 1.61%, 6/29/26(b)	215,364
125,000	Athene Global Funding, 1.73%, 10/2/26(b)	107,442
510,000	Barclays Plc, 5.30%, 8/9/26(c)	506,496
550,000	BNP Paribas SA, 3.50%, 3/1/23(b)	548,675
149,000	Camden Property Trust, REIT, 4.88%, 6/15/23	148,572
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	220,337
390,000	Charles Schwab Corp. (The), (Secured Overnight Financing Average Index + 1.050%), 5.30%, 3/3/27(a)	379,296
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	156,610
350,000	Citigroup, Inc., 4.04%, 6/1/24(c)	347,669
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	113,243
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 5.06%, 6/9/27(a)	334,356
275,000	Corebridge Financial, Inc., 3.50%, 4/4/25(b)	263,594
500,000	Credit Agricole SA, 3.75%, 4/24/23(b)	497,359
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	250,030
325,000	Deutsche Bank AG, Series E, 0.96%, 11/8/23	312,144
475,000	Deutsche Bank AG, 4.16%, 5/13/25	465,111
200,000	DNB Bank ASA, 1.54%, 5/25/27(b),(c)	174,088
300,000	GA Global Funding Trust, 2.25%, 1/6/27(b)	264,556
250,000	Goldman Sachs Group, Inc. (The), 0.67%, 3/8/24(c)	247,005
150,000	Goldman Sachs Group, Inc. (The), 0.93%, 10/21/24(c)	144,033
220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	210,545
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	185,015

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	$456,382
100,000	Jackson Financial, Inc., 1.13%, 11/22/23	96,409
430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	420,732
200,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 0.890%), 5.22%, 7/23/24(a)	199,142
510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	498,197
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	670,703
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	138,019
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	346,266
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	346,447
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	248,321
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	290,737
275,000	Simon Property Group LP, (Secured Overnight Financing Average Index + 0.430%), REIT, 4.16%, 1/11/24(a)	272,708
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 4.93%, 1/21/26(a),(b)	240,702
600,000	UBS Group AG, 4.49%, 5/12/26(b),(c)	585,505
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	107,128
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	389,373
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	349,647

		12,743,797

Industrial — 3.37%
200,000	Boeing Co. (The), 1.43%, 2/4/24	191,317
150,000	Boeing Co. (The), 2.20%, 2/4/26	136,338
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	265,228
300,000	Huntington Ingalls Industries, Inc., 0.67%, 8/16/23	291,222
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	402,510
400,000	Trane Technologies Global Holding Co. Ltd., 4.25%, 6/15/23	398,664
250,000	Trane Technologies Luxembourg Finance SA, 3.55%, 11/1/24	243,289

		1,928,568

Technology — 5.77%
80,000	Dell International LLC / EMC Corp., 5.45%, 6/15/23	80,007
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	214,971
375,000	Leidos, Inc., 2.95%, 5/15/23	371,766
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	356,517
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	92,743
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	94,019
295,000	Oracle Corp., 5.80%, 11/10/25	301,333
300,000	Qorvo, Inc., 1.75%, 12/15/24(b)	276,790
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	214,657
125,000	Skyworks Solutions, Inc., 0.90%, 6/1/23	122,442
575,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	561,180
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	177,530

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 250,000	VMware, Inc., 1.00%, 8/15/24	$232,555
225,000	Western Digital Corp., 4.75%, 2/15/26	211,669
		3,308,179
Utilities — 6.97%
275,000	Ameren Corp., 1.95%, 3/15/27	242,006
400,000	American Electric Power Co., Inc., Series M, 0.75%, 11/1/23	386,349
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	96,278
275,000	CenterPoint Energy Resources Corp., 0.70%, 3/2/23	273,036
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	222,103
370,000	Consolidated Edison, Inc., Series A, 0.65%, 12/1/23	355,401
280,000	Emera US Finance LP, 0.83%, 6/15/24	261,991
500,000	Evergy, Inc., 2.45%, 9/15/24	475,063
335,000	Eversource Energy, 4.20%, 6/27/24	331,116
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(b)	227,695
325,000	OGE Energy Corp., 0.70%, 5/26/23	319,198
325,000	Pacific Gas and Electric Co., 1.70%, 11/15/23	314,479
190,000	Southern Co. (The), 4.48%, 8/1/24	187,616
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(b)	303,422

		3,995,753

Total Corporate Bonds (Cost $35,617,144)		34,070,174

Asset Backed Securities — 22.31%
240,000	AmeriCredit Automobile Receivables Trust, Series 2019-1, Class D, 3.62%, 3/18/25	235,917
105,132	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class C, 2.74%, 4/18/25	103,966
455,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	436,453
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	279,420
335,000	CarMax Auto Owner Trust, Series 2019-1, Class C, 3.74%, 1/15/25	334,133
250,000	CarMax Auto Owner Trust, Series 2019-3, Class C, 2.60%, 6/16/25	244,469
310,000	CarMax Auto Owner Trust, Series 2019-4, Class C, 2.60%, 9/15/25	300,658
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	168,331
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	495,793
360,783	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	347,173
500,000	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	459,654
430,000	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	385,889

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(b)	$441,588
43,402	Drive Auto Receivables Trust, Series 2019-4, Class D, 2.70%, 2/16/27	42,622
19,820	Drive Auto Receivables Trust, Series 2020-1, Class C, 2.36%, 3/16/26	19,786
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	376,472
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	521,155
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(b)	790,049
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	303,539
300,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	299,863
300,000	Ford Credit Auto Lease Trust, Series 2021-A, Class C, 0.78%, 9/15/25	293,021
325,000	GM Financial Automobile Leasing Trust, Series 2021-1, Class D, 1.01%, 7/21/25	314,227
370,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-2, Class B, 2.87%, 10/16/24	369,731
410,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class B, 2.32%, 12/16/24	406,284
120,000	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class C, 2.62%, 1/16/25	118,952
80,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class B, 2.03%, 4/16/25	77,907
60,000	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class C, 2.18%, 5/16/25	58,416
237,599	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(b)	213,056
250,000	OZLM VIII Ltd., Series 2014-8A, Class A2R3, (LIBOR USD 3-Month + 1.650%), 5.73%, 10/17/29(a),(b)	241,225
39,116	Santander Drive Auto Receivables Trust, Series 2019-3, Class D, 2.68%, 10/15/25	38,800
400,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	377,789
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	373,749
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	468,926
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	184,694
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(b)	511,020
446,521	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(b)	396,855
310,000	Tesla Auto Lease Trust, Series 2020-A, Class B, 1.18%, 1/22/24(b)	307,504

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value
$ 500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(b)	$472,536
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(b)	389,118
275,000	Verizon Owner Trust, Series 2019-C, Class B, 2.06%, 4/22/24	273,916
322,144	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(b)	310,025

Total Asset Backed Securities (Cost $13,474,033)		12,784,681

Collateralized Mortgage Obligations — 10.62%
330,000	AREIT Trust, Series 2022-CRE6, Class B, (Secured Overnight Financing Rate 30 Day Average + 1.850%), 5.68%, 1/16/37(a),(b)	311,165
434,966	Bellemeade Re Ltd., Series 2019-2A, Class M1C, (LIBOR USD 1-Month + 2.000%), 6.39%, 4/25/29(a),(b)	431,898
223,503	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (LIBOR USD 1-Month + 1.426%), 5.74%, 10/15/36(a),(b)	205,419
254,847	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (LIBOR USD 1-Month + 1.397%), 5.72%, 10/15/38(a),(b)	239,717
500,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 8.22%, 6/15/27(a),(b)	494,470
400,000	BX Mortgage Trust, Series 2022-MVRK, Class D, (Term SOFR 1M + 2.864%), 7.19%, 3/15/39(a),(b)	376,866
410,778	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 7.17%, 4/15/37(a),(b)	387,559
500,000	COMM Mortgage Trust, Series 2014-CR15, Class D, 4.67%, 2/10/47(b),(d)	467,556
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 1.900%), 5.83%, 12/25/41(a),(b)	193,569
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.500%), 7.43%, 3/25/42(a),(b)	251,900
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (Secured Overnight Financing Rate 30 Day Average + 3.100%), 7.03%, 3/25/42(a),(b)	108,997
499,299	Eagle RE Ltd., Series 2019-1, Class M1B, (LIBOR USD 1-Month + 1.800%), 6.19%, 4/25/29(a),(b)	488,763
500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(b),(d)	424,523
223,786	Fannie Mae Connecticut Avenue Securities, Series 2021-R02, Class 2M1, (Secured Overnight Financing Rate 30 Day Average + 0.900%), 4.83%, 11/25/41(a),(b)	217,672
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (Secured Overnight Financing Rate 30 Day Average + 2.400%), 6.33%, 2/25/42(a),(b)	447,246
208,959	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (Secured Overnight Financing Rate 30 Day Average + 2.000%), 5.93%, 4/25/42(a),(b)	208,177

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Principal Amount		Value

$ 400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 6.29%, 1/15/39(a),(b)	$371,864
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(b),(d)	460,608

Total Collateralized Mortgage Obligations (Cost $6,412,511)		6,087,969

U.S. Treasury Obligations — 5.06%
U.S. Treasury Notes — 5.06%
3,000,000	0.25%, 9/30/23	2,901,562

Total U.S. Treasury Obligations (Cost $2,902,772)		2,901,562

U.S. Government Agency Backed Mortgages — 0.01%
Fannie Mae — 0.01%
1,831	Series 2001-70, Class OF, (LIBOR USD 1-Month + 0.950%), 5.34%, 10/25/31(a)	1,854
1,407	Series 2009-87, Class FX, (LIBOR USD 1-Month + 0.750%), 5.14%, 11/25/39(a)	1,411

		3,265

Freddie Mac — 0.00%
1,397	Series 2448, Class FT, (LIBOR USD 1-Month + 1.000%), 5.32%, 3/15/32(a)	1,417
1,541	Series 2488, Class FQ, (LIBOR USD 1-Month + 1.000%), 5.32%, 3/15/32(a)	1,563
539	Series 2627, Class MW, 5.00%, 6/15/23	537
392	Series 3770, Class FP, (LIBOR USD 1-Month + 0.500%), 4.82%, 11/15/40(a)	393

		3,910

Total U.S. Government Agency Backed Mortgages (Cost $7,098)		7,175

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Short Duration Fixed Income Fund (cont.)

December 31, 2022 (Unaudited)

Shares		Value

Investment Company — 1.62%
931,421	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	$931,421

Total Investment Company (Cost $931,421)		931,421

Total Investments (Cost $59,344,979) — 99.06%		$56,782,982
Other assets in excess of liabilities — 0.94%		536,437

NET ASSETS — 100.00%		$57,319,419

(a)	Floating rate note. Rate shown is as of report date.
(b)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(c)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Affiliated investment.

Financial futures contracts as of December 31, 2022:

Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
Two Year U.S. Treasury Note	23	March 2023	$4,786	USD $	4,716,797	Barclays Capital Group

Total			$4,786

Abbreviations used are defined below:

GMTN - Global Medium Term Note

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate .

TBA - To-be-announced

USD - United States Dollar